Leases (Lease Cost) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Leases [Abstract]
Operating lease expense	$ 1,152	$ 980	$ 4,243
Short-term lease expense	97	58	219
Finance lease cost:
Amortization of right-of-use assets	27	30	98
Interest on lease liabilities	9	4	29
Total finance lease cost	36	34	127
Variable lease cost	348	89	803
Total lease cost	$ 1,633	$ 1,161	$ 5,392